Cover	Jun. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2023
Entity File Number	0-31641
Entity Registrant Name	SCI ENGINEERED MATERIALS, INC.
Entity Central Index Key	0000830616
Entity Tax Identification Number	31-1210318
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	2839 Charter Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43228
City Area Code	614
Local Phone Number	486-0261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, without par value
Trading Symbol	SCIA
Entity Emerging Growth Company	false